Financial risk management and financial instruments - Foreign Currency Risk (Details) - Foreign exchange zero cost collars	12 Months Ended
Jun. 30, 2020
Financial risk management and financial instruments
Period of foreign currency exposure hedged	12 months
Maximum
Financial risk management and financial instruments
Maturity period of derivatives	1 year